Taxation - Additional information (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 HKD ($)	Mar. 31, 2018
Taxes payable
Statutory tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Deferred income tax benefit	$ (5,170)	$ 0	$ 0
Hongkong
Taxes payable
Statutory tax rate					16.50%
Hongkong | Assessable Profits up to HKD 2,000,000
Taxes payable
Statutory tax rate				8.25%
Assessable profits	$ 0	$ 0	$ 0	$ 2,000,000
PRC
Taxes payable
VAT rate	25.00%	25.00%
Non-academic educational services
Taxes payable
VAT rate	3.00%	3.00%
Technical services
Taxes payable
VAT rate	6.00%	6.00%